Related Party Transactions and Parent Company Investment - Corporate Allocations (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions and Parent Company Investment
Corporate Unallocated expense	$ 203	$ 135	$ 538	$ 400	$ 585	$ 531	$ 491
Transaction costs					21
Related party | S&P Global Inc.
Related Party Transactions and Parent Company Investment
Corporate Unallocated expense					112	$ 90	$ 89
Transaction costs					$ 12